Financial instruments by category - Fair values based on recognized valuation methods (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ (11,039)
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(12,833)
Level 2 | NDF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(30)
Level 2 | Interest-rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 1,824